SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method, over the estimated useful lives of the assets, at the following annual rates:

Percentage

Computers and peripheral equipment	20 – 33 (mainly 33)
Office furniture and equipment	10 – 20 (mainly 15)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Estimated Revenue Expected to be Recognized in Future Periods	The Company expects to recognize such amount as follows:
	2019	2020	2021	2022	2023	Total
Maintenance and services	$3,591	$2,012	$909	$358	$183	$7,053

Summary of Fair Value Assumptions
The fair value for options granted in 2018, 2017 and 2016 is estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended December 31,
	2018	2017	2016

Dividend yield	0%	0%	0%
Expected volatility	52%	53%	53%
Risk-free interest	2.70%	2.27%	1.82%
Expected life (in years)	5.3	5.9	5.3